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[ING FUNDS LETTERHEAD]



April 26, 2006


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re :  ING Prime Rate Trust (25,000,000 Common Shares)
      File Nos. 333-61831 and 811-05410

      ING Prime Rate Trust (5,000,000 Common Shares)
      File Nos. 333-68239 and 811-05410


Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 15 (the "Amendment") to the registration statement of ING Prime Rate Trust (the "Trust"). The registration statement relates to shares that may be issued pursuant to the Trust's Shareholder Investment Program and pursuant to privately negotiated transactions. This Amendment is being filed in reliance on Section 8c of the Securities Act of 1933, as amended and the Amendment must be declared effective by the Commission.

Should you have any questions, please contact Kimberly Palmer at
(480) 477-2674 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
----------------------

Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment

cc:  Reza Pishva
     Dechert LLP